Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $6.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.90%
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $619.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $526.36 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator Growth-100 Power Buffer ETF™ - December | Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $714.61 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.30%)